Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Notes Receivable

NOTE 4 – NOTES RECEIVABLE

Note receivable at June 30, 2017 and December 31, 2016 amounted to $1,131,898 and $795,062, respectively.

The amounts are interest free, unsecured and have no fixed terms of repayment. As at June 30, 2017 and December 31, 2016, there were no interest due and outstanding and no provision had been made for non-repayment of the loan or interest.

NOTE 4 – NOTES RECEIVABLE

Notes receivable at December 31, 2016 and 2015 amounted to $795,062 and $64,495, respectively.

The amounts are interest free, unsecured and have no fixed terms of repayment. As at 31 December 2016 and 2015, there were no interest due and outstanding and no provisions had been made for non-repayment of the loan or interest.